Inventory (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and work in process	$ 1,214,884	$ 1,025,368	$ 853,034
Software licenses	105,000	70,000	179,400
Finished goods	489,136	673,014	775,461
Inventory included in current assets	1,809,020	1,768,382	1,807,895
Software licenses - non-current	906,900	976,900	937,100
Total Inventory	$ 2,715,920	$ 2,745,282	$ 2,744,995